UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2007

Check here if Amendment [    ]; Amendment Number: ____
	This Amendment (Check only one.): 	[    ] is a restatement.
		[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Citigroup Global Markets Finance LLC
Address:	Corporate Trust Center
		1209 Orange Street
		Wilmington, DE 19801

Form 13F File Number:	28-12380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Peter T. Klein
Title:		Director
Phone:		211-898-4611

Signature, Place, and Date of Signing:


/s/ Peter T. Klein	Dusseldorf, Germany	February 14, 2008

Report Type (Check only one.):
[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.